Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Expenses By Nature [Abstract]
Wages and salaries	€ (25,805,171)	€ (18,746,645)	€ (13,408,411)
Pension charges	(1,572,233)	(1,156,028)	(803,460)
Other social security charges	(3,064,955)	(1,880,767)	(1,258,275)
Share-based payments	(16,208,533)	(10,663,226)	(11,349,200)
Total	€ (46,650,892)	€ (32,446,666)	€ (26,819,346)